INTANGIBLE ASSETS - Net Amounts (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	$ 9,894	$ 4,465
Cost
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	10,470	4,732	$ 3,485
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	$ (576)	$ (267)	$ (189)